10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 7) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	$ 1,976	$ 2,416
Unrecognized deferred assets	(1)	0
Recognized tax loss-carryforwards	1,975	2,416
2018
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	0	1
2019
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	0	1
2020
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	98	15
2021
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	667	1,010
2022
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	161	1,389
2023
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	$ 1,050	$ 0